Income Taxes - Items where no Deferred Tax Assets were recognized (Detail) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017
Items where no Deferred Tax Assets were recognized
Deductible temporary differences	[1]	€ (9)	€ (34)
Not expiring	[1]	(5,738)	(4,875)
Expiring in subsequent period	[1]	(52)	(19)
Expiring after subsequent period	[1]	(289)	(450)
Unused tax losses	[1]	(6,079)	(5,344)
Expiring after subsequent period	[1]	0	(11)
Unused tax credits	[1]	€ (1)	€ (12)

[1]	Amounts in the table refer to deductible temporary differences, unused tax losses and tax credits for federal income tax purposes.